Share Capital - Summary of Inputs Used in Measurement of Fair Values at Grant Date of Share Based Option Plan (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) yr	Dec. 31, 2017 CAD ($) yr
Disclosure of fair value measurement of equity [line items]
Fair Value at grant date (CDN)	$ 5.99	$ 8.70
Share price at grant date (CDN)	10.79	14.75
Exercise price (CDN)	$ 11.97	$ 15.52
Expected Volatility	90.12%	83.20%
Option Life | yr	3
Expected dividends
Risk-free interest rate (based on government bonds)	1.90%	1.06%
Bottom of range [member]
Disclosure of fair value measurement of equity [line items]
Option Life | yr		3
Top of range [member]
Disclosure of fair value measurement of equity [line items]
Option Life | yr		4